UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-22403
Investment Company Act file number

SCS Hedged Opportunities Master Fund, LLC
(Exact name of registrant as specified in charter)

One Winthrop Square
Boston, Massachusetts  02110
(Address of principal executive offices) (Zip code)

Peter H. Mattoon
c/o SCS Capital Management, LLC
One Winthrop Square, 4th Floor
Boston, Massachusetts  02110
(Name and address of agent for service)

(617) 204-6400
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2015

Item 1. Schedule of Investments.

SCS Hedged Opportunities Master Fund, LLC
Schedule of Investments
June 30, 2015 (Unaudited)
	Cost	Fair Value	Next Available Redemption Dateb	Frequency of Redemptions	Period (Days)
INVESTMENTS IN INVESTMENT COMPANIES - 94.56%a
Credit - ABS - 4.23%a
Perella Weinberg Partners Asset Based Value Fund LPc	$1,251,543	$1,804,670	9/30/2015	Quarterly	90

Credit - Distressed - 0.02%a
Serengeti Multi-Series LLC - Series E, Sub-Series 1	10,687	8,096	n/a	Illiquid	n/a

Credit - Insurance - 0.03%a
Serengeti Multi-Series LLC - Series E, Sub-Series 2	8,988	10,805	n/a	Illiquid	n/a

Credit - RMBS - 11.89%a
AG Mortgage Value Partners, L.P.	3,477,378	5,065,970	9/30/2015	Quarterly	90

Credit - Structured Credit - 18.61%a
AG SCS Fund, L.P.	950,000	923,048	12/31/2015	Annually	90
Serengeti Lycaon Partners LP	2,320,326	4,070,297	9/30/2015	Quarterly	87
Serengeti Multi-Series LLC - Series E, Sub-Series 4	118,357	185,235	n/a	Illiquid	n/a
Serengeti Multi-Series LLC - Series E, Sub-Series 7	500,000	517,006	n/a	Illiquid	n/a
West Face Credit Opportunities (USA) L.P.	1,600,000	2,237,505	9/30/2015	Quarterly	90
		7,933,091
Equity Long/Short - Global - 1.83%a
Horseman Global Fund, LP	200,000	188,484	3/31/2016	Monthly	90
Passport Global Strategies III Ltd.d	32,175	2,647	n/a	Illiquid	n/a
Serengeti Multi-Series LLC - Series E, Sub-Series Equities	609,800	586,756	9/30/2015	Monthly	87
		777,887
Equity Long/Short - Sector - 8.36%a
Altimeter Partners Fund, L.P.	1,900,000	3,560,775	12/31/2015	Semi-Annually	60

Event Driven - Hedged - 0.80%a
Riva Ridge Co. - Invest 2	468,733	339,714	9/30/2015	Monthly	30

Event Driven - Merger/Arbitrage - 8.45%a
Jet Capital Select Opportunities Fund, LP	4,009,822	3,602,587	7/31/2015	Monthly	30

Event Driven - Multi-Strategy - 3.97%a
Fortress Centaurus Global Fund, LP	1,500,000	1,425,415	8/31/2015	Monthly	60
Serengeti Multi-Series LLC - Series E, Sub-Series 6	229,176	268,458	n/a	Illiquid	n/a
		1,693,873
Event Driven - Regional Specialist - 18.81%a
Tyrus Capital Opportunities Fund, L.P.	3,600,000	4,106,284	9/30/2015	Quarterly	90
West Face Long Term Opportunities (USA) Limited Partnership	3,760,617	3,912,218	9/30/2015	Quarterly	90
		8,018,502
Macro - Discretionary - 3.58%a
GG Macro, L.P.	1,700,000	1,526,671	7/31/2015	Monthly	15

Multi-Strategy - Event Driven - 13.98%a
Serengeti Opportunities Partners, LP	882,588	1,297,646	9/30/2015	Semi-Annually	87
Serengeti Opportunities Partners, LP - Class G	1,301,444	1,617,398	9/30/2015	Quarterly	87
Taconic Opportunity Fund, LP	2,885,505	3,042,398	10/31/2015	Quarterly	60
		5,957,442

TOTAL INVESTMENTS IN INVESTMENT COMPANIES (Cost $33,317,139)		40,300,083
	Shares
SHORT TERM INVESTMENT - 3.45%a
First American Treasury Money Market Fund - Class Z, 0.00%e	1,472,737	1,472,737

TOTAL SHORT TERM INVESTMENTS (Cost $1,472,737)		1,472,737

Total Investments (Cost $34,789,876) - 98.01%a		41,772,820
Other Assets in Excess of Liabilities - 1.99%a		847,019
TOTAL NET ASSETS - 100.00%a		$42,619,839

Footnotes
a Percentages are stated as a percent of net assets.
b Investments in Portfolio Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after June 30, 2015 that redemption from a tranche is available without fees. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Further, the Portfolio Fund's advisor may place additional redemption restrictions without notice based on the aggregate redemption requests at a given time.
c Fund is currently restructuring which may change the liquidity terms of the holding.
d Currently in liquidation. Receiving proceeds as Manager liquidates underlying assets.
e Rate reported is the 7-day current yield as of June 30, 2015.

The accompanying Notes to Financial Statements are an integral part of these statements.

Income Taxes
The Master Fund’s tax year end is December 31.  The Master Fund is treated as a partnership for Federal income tax purposes.  Each shareholder is responsible for the tax liability or benefit relating to such member’s distributive share of taxable income or loss.  Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

The Master Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP.  This guidance sets forth a minimum threshold for the financial statement recognition of tax positions takes based on the technical merits of such positions.  Management is not aware of any exposure to uncertain tax positions that could require accrual.  As of June 30, 2015, the Master Fund’s tax years since inception remain open and subject to examination by relevant taxing authorities.

Investment Valuation
The Master Fund primarily invests in private Portfolio Funds that are not listed on a securities exchange. Prior to investing in any Portfolio Fund, the Adviser will conduct a due diligence review of the valuation methodology utilized by the Portfolio Fund.

The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser and/or the Board will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Fund manager does not represent the fair value of the Master Fund’s interests in that Portfolio Fund. Although redemptions of interests in Portfolio Funds are subject to advance notice requirements, Portfolio Funds typically will make available net asset value information to holders representing the price at which, even in the absence of redemption activity, a Portfolio Fund would have effected a redemption if any such requests had been timely made or if, in accordance with the terms of the Portfolio Fund’s governing documents, it would be necessary to effect a mandatory redemption. Following procedures adopted by the Board, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Master Fund would consider whether it was appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. For example, when a Portfolio Fund imposes extraordinary restrictions on redemptions, or when there have been no recent transactions in Portfolio Fund interests, the Adviser may determine that it is appropriate to apply such a discount. Any such decision would be made in good faith, and subject to the review and supervision of the Board.  At June 30, 2015 all Portfolio Funds were valued at their respective NAVs.

The Adviser assesses the accuracy of each Portfolio Fund’s reported monthly net asset value using various means. These may include comparing a reported valuation with one or more strategy-specific benchmarks that the Adviser believes correlate with the strategy of the Portfolio Fund; discussing the performance of the Portfolio Fund with the manager’s personnel; or reviewing and analyzing the Portfolio Fund’s audited financial statements.

The valuations reported by the Portfolio Funds’ managers, upon which the Master Fund calculates its month-end net asset value and net asset value per share may be subject to later adjustment, based on information reasonably available at that time. For example, fiscal year-end net asset value calculations of the Portfolio Funds are audited by those Portfolio Funds’ independent public accountants, during their respective fiscal year end, and may be revised as a result of such audits. Other adjustments may occur from time to time. To the extent these adjustments materially impact the Master Fund’s net asset value, management will appropriately adjust participants’ transactions to ensure they are not materially harmed.

Fair Value of Financial Instruments
The Master Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  The Master Fund utilized the Portfolio Funds' month-end NAVs as of the reporting date for fair value.  The Portfolio Funds require a redemption notice, and generally include a lock-up period.  Lock-up periods are generally specific to each subscription. The liquidity of investments is equal to or less than three months from the date of the financial statements.

Level 3 - Valuations based primarily on inputs that are unobservable and significant.  The Master Fund utilized the Portfolio Funds' month-end NAVs as of the reporting date for fair value.  The Portfolio Funds require a redemption notice, and generally include a lock-up period. Lock-up periods are generally specific to each subscription. The liquidity of investments is greater than three months from the date of the financial statements.

The inputs or methodology used for valuing securities are not indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Master Fund’s investments as of June 30, 2015:

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in		Significant
	Active markets for	Significant Other	Unobservable Inputs
	Identical Assets	Observable Inputs	(Lock-up Periods)
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments
Investment Companies
Credit - ABS	$-	$-	$1,804,670	$1,804,670
Credit - Distressed Credit	-	-	8,096	8,096
Credit - Insurance	-	10,805	-	10,805
Credit - RMBS	-	5,065,970	-	5,065,970
Credit - Structured Credit	-	3,255,079	4,678,012	7,933,091
Equity Long/Short - Global	-	586,756	191,131	777,887
Equity Long/Short - Sector	-	-	3,560,775	3,560,775
Event Driven - Hedged	-	250,298	89,416	339,714
Event Driven - Merger/Arbitrage	-	3,602,587	-	3,602,587
Event Driven - Multi-Strategy	-	-	268,458	268,458
Event Driven - Regional Specialist	-	1,629,906	6,388,596	8,018,502
Macro - Discretionary	-	1,526,671	-	1,526,671
Multi-Strategy - Event Driven	-	3,127,410	4,255,447	7,382,857
Short Term Investments (a)	1,472,737	-	-	1,472,737
	$1,472,737	$19,055,482	$21,244,601	$41,772,820

Following is a reconciliation of Level 3 assets.

	Balance as of March 31, 2015^	Purchases	Sales	Total Realized Gains/ (Losses)	Change in Unrealized Gains (Losses)	Transfer into Level 3*	Transfer out of Level 3*	Balance as of June 30, 2015	Change in Unrealized Gains/Losses on Investments still held at June 30, 2015
Credit - ABS	$1,909,003	$-	$-	$-	$5,426	$-	$(109,759)	$1,804,670	$5,115
Credit - Distressed Credit	9,708	-	-	-	(1,612)	-	-	8,096	(1,612)
Credit - RMBS	524,916	-	-	-	(154,825)	-	(370,091)	-	-
Credit - Structured Credit	4,615,778	-	-	-	73,073	-	(10,839)	4,678,012	70,936
Equity Long/Short - Global	1,682	200,000	-	-	(10,551)	-	-	191,131	965
Equity Long/Short - Sector	-	-	-	-	-	3,560,775	-	3,560,775	(168,829)
Event Driven - Hedged	-	468,733	-	-	(129,019)	-	(250,298)	89,416	-
Event Driven - Multi-Strategy	243,325	-	-	-	28,303	-	(3,170)	268,458	27,973
Event Driven - Regional Specialist	6,451,657	-	-	-	(63,061)	-	-	6,388,596	(63,062)
Multi-Strategy - Event Driven	5,673,198	-	-	-	(574,607)	39,444	(882,588)	4,255,447	(109,377)
Total	$19,429,267	$668,733	$-	$-	$(826,873)	$3,600,219	$(1,626,745)	$21,244,601	$(237,891)
^ Investment strategies reflect those at the end of the period. Beginning balances may not match those as of March 31, 2015 if investment strategies have changed for a particular Portfolio Fund.

* Transfers into Level 3 and transfers out of Level 3 occur on June 30, 2015.

During the period ended June 30, 2015, there were no transfers between Level 1 and Level 2.  The Fund includes the valuation of securities under a lock-up period greater than three months as a Level 3 security.  No unobservable inputs are used in valuing the Portfolio Funds, as they are priced by third-party service providers and audited annually.  Reclassification of certain securities from Level 3 to Level 2 is done based on the expected expiration of lock-up periods applicable to the relevant Portfolio Funds that are no greater than three months from the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  SCS Hedged Opportunities Master Fund, LLC

By (Signature and Title)  /s/ Peter H. Mattoon
                                            Peter H. Mattoon, Chief Executive Officer

Date   August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Peter H. Mattoon
                                            Peter H. Mattoon, Chief Executive Officer

Date   August 25, 2015

By (Signature and Title)   /s/ Joseph E. McCuine
                                             Joseph E. McCuine, Chief Financial Officer

Date   August 25, 2015